Trade Accounts Receivable and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Trade Accounts Receivable and Other Current Assets
Schedule of Other Current Assets

(U.S. Dollars in thousands)	At December 31, 2021	At December 31, 2020
Insurance claims for recoveries	$124	$—
Refund of value added tax	1,805	1,429
Prepaid expenses	1,158	1,050
Other receivables	2,540	3,032
Total other current assets	$5,627	$5,511